Assets Held for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Schedule of Change in Assets Held for Sale

The change in Assets Held for Sale for the 13-weeks ended March 30, 2013 is as follows (in thousands):

Balance at beginning of period	$23,193
Assets sold	(2,614)
Tangible asset impairment charges	(1,860)

Balance at end of the period	$18,719

The changes in Assets Held for Sale for the fiscal years ended December 29, 2012 and December 31, 2011 are as follows (in thousands):

	Year Ended	Year Ended
	December 29, 2012	December 31, 2011
Balance at beginning of year	$30,405	$19,672
Transfers in	11,804	20,954
Assets sold	(16,526)	(5,329)
Tangible asset impairment charges	(2,490)	(4,892)

Balance at end of the year	$23,193	$30,405